SHARE CAPITAL	6 Months Ended
Jun. 30, 2016
Stockholders' Equity Note [Abstract]
SHARE CAPITAL
NOTE 6:	SHARE CAPITAL

a.	Stock-based compensation

During the six-month period ended June 30, 2016, the Company's Board of Directors granted employees options to purchase 461,666 ordinary shares of the Company. The exercise prices for such options ranges from $0.83-$1.24 per share, with vesting to occur over 4 years.

The Company estimates the fair value of stock options granted during the six-month period ended June 30, 2016, under ASC 718 using the Black-Scholes option pricing model with the following weighted-average assumptions: expected volatility of 1.16%; risk free interest rates range between 1.46%-1.79%; dividend yield of 0%; time to maturity of 6.25 years; and options forfeiture rate of 10%.

During the six month periods ended June 30, 2016 and 2015, the Company recorded stock-based compensation in a total amount of $459 and $544, respectively.

During the six month period ended June 30, 2016, the Company's Board of Directors approved the granting of 15,000 Restricted Share Units ("RSUs") to certain employees. Each RSU vest into one ordinary share of the Company one year after the grant.

b.	Warrants

In February 2016, 333,333 Series B Warrants were exercised. As of June 30, 2016, 1,976,157 warrants were outstanding.